Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2019
VARIABLE INTEREST ENTITIES [Abstract]
Schedule of VIE Amounts in Consolidated Balance Sheets
The following table represents amounts included in the Consolidated Balance Sheets attributable to AltaGas’ consolidated VIEs:

As at	December 31, 2019	December 31, 2018

Current assets	$6.4	$1,383.5
Property, plant and equipment	371.1	619.2
Long-term investments and other assets	53.3	48.0
Operating right-of-use assets	0.1	—
Current liabilities	(3.6)	(161.8)
Asset retirement obligations	(3.3)	(0.9)
Other long-term liabilities	(0.1)	(3.0)
Net assets	$423.9	$1,885.0